Cash and Cash Equivalents - Schedule of Cash Equivalents (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Cash Equivalents [Abstract[
Cash and cash equivalents	$ 1,595,697	$ 341,543